Contract liabilities	12 Months Ended
Dec. 31, 2021
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Contract liabilities
Note 15—Contract Liabilities
At December 31, 2021, contract liabilities comprise unsatisfied performance obligations relating to delivery of clinical and commercial supply under one of the Company’s license agreements. Contract liabilities are expected to be recognized as revenue with €2.6 million in 2022, and €3.0 million in 2023-2026.
Revenue recognized from contract liabilities was €0.4 million, €1.0 million and €6.1 million for the years ended December 31, 2021, 2020 and 2019, respectively, and related to feasibility studies, and research and development services under the Company’s license agreements.